COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 13, 2021 USD ($)	Jun. 30, 2022 USD ($) claim	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) claim	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Number of outstanding claims | claim		2		2		2
Claim amount	$ 548
Rent expense		$ 383	$ 371	$ 679	$ 803	$ 1,485	$ 2,293
Letter of credit
Line of Credit Facility [Line Items]
Secured letters of credit outstanding		$ 7,119		$ 7,119		$ 7,258	$ 7,430